Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Jordan L. Kaplan				Value of Initial Fixed $100 Invest-ment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Our TSR	Our Peer Group TSR(3)	Net Income (Loss) (4) (000's)	FFO (000's)
2023	$8,238,984	$9,208,079	$3,550,055	$3,875,723	$40	$67	$(75,840)	$377,291
2022	$8,653,835	$4,400,000	$3,246,971	$1,539,986	$40	$63	$96,540	$419,683
2021	$9,071,244	$12,461,572	$3,241,910	$4,402,571	$82	$101	$56,131	$383,456
2020	$8,468,019	$4,965,617	$3,061,873	$1,814,463	$69	$88	$38,553	$372,541

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	The amounts reported are equal to the amounts reported in the "total" column of the Summary Compensation Table for the applicable year for Mr. Kaplan, and the average of the amounts reported in the "total" column of the Summary Compensation Table for the Non-PEO NEOs for each applicable year.
Peer Group Issuers, Footnote	For each of 2023, 2022, 2021, and 2020, the following companies were included in our Peer Group:

Alexandria Real Estate Equities, Inc (ARE)	Boston Properties, Inc. (BXP)
Empire State Realty Trust, Inc. (ESRT)	Hudson Pacific Properties, Inc. (HPP)
Kilroy Realty Corporation (KRC)	Paramount Group, Inc. (PGRE)
Piedmont Office Realty Trust, Inc. (PDM)	SL Green Realty Corp. (SLG)
UDR, Inc. (UDR)	Vornado Realty Trust (VNO)
_________________________________________________
For 2020, our Peer Group also included Digital Realty Trust, Inc. (DLR)
For 2021, 2022, and 2023 our Peer Group also included JBG SMITH Properties, Inc. (JBGS)
We replaced DLR with JBGS in 2021 because DLR is no longer a comparable peer due to its size and global scope of operations, while JBGS is a diversified REIT that operates primarily in and around the high-barrier to entry Washington, DC market. Using DLR instead of JBGS, our peer group TSR in 2021, 2022 and 2023 would have been $113, $69 and $80 respectively. Our Compensation Committee’s peer group also included Apartment Investment and Management Company (AIV), and Columbia Property Trust (CXP) in 2020, and Apartment Income REIT Corp (AIRC) in 2021 and 2022. These peers were excluded from our TSR peer group because they became public or delisted during the four years presented, and we therefore did not have sufficient data for the TSR calculations.

PEO Total Compensation Amount	$ 8,238,984	$ 8,653,835	$ 9,071,244	$ 8,468,019
PEO Actually Paid Compensation Amount	$ 9,208,079	4,400,000	12,461,572	4,965,617
Adjustment To PEO Compensation, Footnote

	Summary Compen-sation Table (SCT) Total	Deduct: Stock Based Compen-sation as reported in the SCT	Add: Fair Value of Award Granted that was Unvested at Year End (Measured at Year End)*	Add: Fair Value of Award Granted that Vested (Measured at Vesting Date)*	Add: Change in Fair Value of Prior Year Unvested Awards (Measured at Year End*	Add: Change in Fair Value of Prior Year Awards that Vested (Measured at Vesting Date)*	Add: Dividends Paid on Unvested Awards Prior to Vesting Date	Compen-sation Actually Paid
Jordan L. Kaplan
2023	$8,238,984	$(7,417,873)	$7,225,663	$—	$(221,671)	$840,190	$542,786	$9,208,079
2022	$8,653,835	$(7,837,901)	$7,688,007	$—	$(4,726,489)	$45,475	$577,073	$4,400,000
2021	$9,071,244	$(8,258,608)	$8,206,116	$—	$1,244,003	$1,659,228	$539,589	$12,461,572
2020	$8,468,019	$(7,583,722)	$7,664,775	$—	$(3,160,261)	$(846,234)	$423,040	$4,965,617

Other NEOs (Average)
2023	$3,550,055	$(2,886,676)	$2,811,877	$—	$(75,291)	$238,365	$237,393	$3,875,723
2022	$3,246,971	$(2,663,668)	$2,612,727	$—	$(1,721,125)	$(146,493)	$211,572	$1,539,986
2021	$3,241,910	$(2,716,419)	$2,699,154	$—	$463,758	$519,056	$195,113	$4,402,571
2020	$3,061,873	$(2,521,592)	$2,548,542	$—	$(1,091,981)	$(332,010)	$149,630	$1,814,463
__________________________________________________________________________
*In determining CAP, grants are considered vested when the required service period is completed and the stock performance hurdle has been achieved.

Non-PEO NEO Average Total Compensation Amount	$ 3,550,055	3,246,971	3,241,910	3,061,873
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,875,723	1,539,986	4,402,571	1,814,463
Adjustment to Non-PEO NEO Compensation Footnote

	Summary Compen-sation Table (SCT) Total	Deduct: Stock Based Compen-sation as reported in the SCT	Add: Fair Value of Award Granted that was Unvested at Year End (Measured at Year End)*	Add: Fair Value of Award Granted that Vested (Measured at Vesting Date)*	Add: Change in Fair Value of Prior Year Unvested Awards (Measured at Year End*	Add: Change in Fair Value of Prior Year Awards that Vested (Measured at Vesting Date)*	Add: Dividends Paid on Unvested Awards Prior to Vesting Date	Compen-sation Actually Paid
Jordan L. Kaplan
2023	$8,238,984	$(7,417,873)	$7,225,663	$—	$(221,671)	$840,190	$542,786	$9,208,079
2022	$8,653,835	$(7,837,901)	$7,688,007	$—	$(4,726,489)	$45,475	$577,073	$4,400,000
2021	$9,071,244	$(8,258,608)	$8,206,116	$—	$1,244,003	$1,659,228	$539,589	$12,461,572
2020	$8,468,019	$(7,583,722)	$7,664,775	$—	$(3,160,261)	$(846,234)	$423,040	$4,965,617

Other NEOs (Average)
2023	$3,550,055	$(2,886,676)	$2,811,877	$—	$(75,291)	$238,365	$237,393	$3,875,723
2022	$3,246,971	$(2,663,668)	$2,612,727	$—	$(1,721,125)	$(146,493)	$211,572	$1,539,986
2021	$3,241,910	$(2,716,419)	$2,699,154	$—	$463,758	$519,056	$195,113	$4,402,571
2020	$3,061,873	$(2,521,592)	$2,548,542	$—	$(1,091,981)	$(332,010)	$149,630	$1,814,463
__________________________________________________________________________
*In determining CAP, grants are considered vested when the required service period is completed and the stock performance hurdle has been achieved.

Compensation Actually Paid vs. Total Shareholder Return

CAP (in millions)

TSR Indexed ($100)

Compensation Actually Paid vs. Net Income

CAP (in millions)

Net Income (in millions)

Compensation Actually Paid vs. Company Selected Measure

CAP (in millions)

FFO (in millions)

Total Shareholder Return Vs Peer Group

CAP (in millions)

TSR Indexed ($100)

Tabular List, Table

Financial Performance Measures
Total Shareholder Return ("TSR")	Total Shareholder Return ("TSR") is our cumulative total shareholder return over the applicable period, assuming the reinvestment of dividends. For purposes of calculating TSR for our Peer Group, it is weighted according to the respective issuers' stock market capitalization at the beginning of each period presented.
FFO
We have chosen FFO as the "Company Selected Measure" in accordance with Item 402(v) of Regulation S-K. We calculate FFO in accordance with the standards established by NAREIT by excluding gains (or losses) on sales of investments in real estate, gains (or losses) from changes in control of investments in real estate, real estate depreciation and amortization (other than amortization of right-of-use assets for which we are the lessee and amortization of deferred loan costs), and impairment write-downs of real estate from our net income (loss) (including adjusting for the effect of such items attributable to our consolidated JVs and our unconsolidated Fund, but not for noncontrolling interests included in our calculation of fully diluted equity). We report FFO because it is a widely reported measure of the performance of equity REITs and is also used by some investors to identify the impact of trends in occupancy rates, rental rates and operating costs from year to year, excluding impacts from changes in the value of our real estate, and to compare our performance with other REITs. FFO is a non-GAAP financial measure for which we believe that net income (loss) is the most directly comparable GAAP financial measure. FFO has limitations as a measure of our performance because it excludes depreciation and amortization of real estate and captures neither the changes in the value of our properties that result from use or market conditions, nor the level of capital expenditures, tenant improvements and leasing expenses necessary to maintain the operating performance of our properties, all of which have real economic effect and could materially impact our results from operations. FFO should be considered only as a supplement to net income (loss) as a measure of our performance and should not be used as a measure of our liquidity or cash flow, nor is it indicative of funds available to fund our cash needs, including our ability to pay dividends. Other REITs may not calculate FFO in accordance with the NAREIT definition and, accordingly, our FFO may not be comparable to the FFO of other REITs. For the reconciliations of our FFO to Net Income, see Item 7 in Part II in our Form 10-K's filed with the SEC for the respective periods presented.

Total Shareholder Return Amount	$ 40	40	82	69
Peer Group Total Shareholder Return Amount	67	63	101	88
Net Income (Loss)	$ (75,840,000)	$ 96,540,000	$ 56,131,000	$ 38,553,000
Company Selected Measure Amount	377,291	419,683	383,456	372,541
PEO Name	Mr. Kaplan
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and item 402(v) of Regulation S-K, we are providing the following information about the relationship between the amount of CAP to our NEOs and certain measures of our financial performance. For further information concerning our performance-focused compensation philosophy and how the Compensation Committee considers performance in relation to compensation decisions, refer to the "Compensation Discussion and Analysis" section of this proxy statement. The tabular and narrative disclosures provided below, calculated in accordance with the applicable rules, may reflect reasonable estimates and assumptions. The table below presents the compensation information for our principal executive officer (PEO) and, as an average, for our other NEOs (the "Non-PEO NEOs") and the financial performance information as required by the SEC’s pay versus performance for 2023, 2022, 2021, and 2020. Our PEO, Mr. Kaplan, and our Non-PEO NEOs, Messrs., Emmett, Panzer, Crummy and Seymour, were the same during 2022, 2021, and 2020. During 2023, Mr. Emmett was removed and Ms. Aronson was added as a Non-PEO NEO.
The amounts reported represent Mr. Kaplan's CAP amount, and the average CAP amounts for the Non-PEO NEOs, for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kaplan, or any of the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below sets forth the adjustments that were made to Mr. Kaplan's, and to the Non-PEO NEOs, total compensation for each year to determine the CAP amounts. There were no grants forfeited by our NEOs during 2023; therefore, no adjustments have been made to the Summary Compensation Table totals for forfeitures. The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.The amounts reported represent our net income attributable to our common stockholders, as reflected in our audited financial statements in our Form 10-K for the applicable year.
In accordance with Item 402(v) of Regulation S-K, we are providing the graphs below to illustrate the relationships between the reported CAP amounts and each of the financial performance measures presented in the Pay Versus Performance Table. As described more fully in the "Compensation Discussion and Analysis" section of this Proxy Statement, the Compensation Committee makes compensation decisions based on a number of factors, and has not, specifically evaluated the relationship between the performance measures reported in the Pay Versus Performance Table with the NEOs' CAP amounts (as calculated in accordance with Item 402(v) of Regulation S-K) for a particular year. Therefore, the alignment outcomes depicted below may not accurately reflect the Compensation Committee's goals of linking pay with performance and aligning the interests of our NEOs with those of our stockholders.
As described in greater detail in the section of this Proxy Statement entitled "Compensation Discussion and Analysis," our executive compensation philosophy emphasizes incentive-based compensation, evaluated using a variety of factors. In accordance with Item 402(v) of Regulation S-K, the most important financial performance measures that we use to link compensation for the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return ("TSR")
Non-GAAP Measure Description	Total Shareholder Return ("TSR") is our cumulative total shareholder return over the applicable period, assuming the reinvestment of dividends. For purposes of calculating TSR for our Peer Group, it is weighted according to the respective issuers' stock market capitalization at the beginning of each period presented.
Measure:: 2
Pay vs Performance Disclosure
Name	FFO
Non-GAAP Measure Description	We determined FFO to be the most important financial performance measure used to link Company performance to CAP for our PEO and Non-PEO NEOs in 2023. FFO is a non-GAAP measure. See above for a detailed discussion of FFO.
We have chosen FFO as the "Company Selected Measure" in accordance with Item 402(v) of Regulation S-K. We calculate FFO in accordance with the standards established by NAREIT by excluding gains (or losses) on sales of investments in real estate, gains (or losses) from changes in control of investments in real estate, real estate depreciation and amortization (other than amortization of right-of-use assets for which we are the lessee and amortization of deferred loan costs), and impairment write-downs of real estate from our net income (loss) (including adjusting for the effect of such items attributable to our consolidated JVs and our unconsolidated Fund, but not for noncontrolling interests included in our calculation of fully diluted equity). We report FFO because it is a widely reported measure of the performance of equity REITs and is also used by some investors to identify the impact of trends in occupancy rates, rental rates and operating costs from year to year, excluding impacts from changes in the value of our real estate, and to compare our performance with other REITs. FFO is a non-GAAP financial measure for which we believe that net income (loss) is the most directly comparable GAAP financial measure. FFO has limitations as a measure of our performance because it excludes depreciation and amortization of real estate and captures neither the changes in the value of our properties that result from use or market conditions, nor the level of capital expenditures, tenant improvements and leasing expenses necessary to maintain the operating performance of our properties, all of which have real economic effect and could materially impact our results from operations. FFO should be considered only as a supplement to net income (loss) as a measure of our performance and should not be used as a measure of our liquidity or cash flow, nor is it indicative of funds available to fund our cash needs, including our ability to pay dividends. Other REITs may not calculate FFO in accordance with the NAREIT definition and, accordingly, our FFO may not be comparable to the FFO of other REITs. For the reconciliations of our FFO to Net Income, see Item 7 in Part II in our Form 10-K's filed with the SEC for the respective periods presented.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,417,873)	$ (7,837,901)	$ (8,258,608)	$ (7,583,722)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,225,663	7,688,007	8,206,116	7,664,775
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,671)	(4,726,489)	1,244,003	(3,160,261)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	840,190	45,475	1,659,228	(846,234)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,786	577,073	539,589	423,040
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,886,676)	(2,663,668)	(2,716,419)	(2,521,592)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,811,877	2,612,727	2,699,154	2,548,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,291)	(1,721,125)	463,758	(1,091,981)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,365	(146,493)	519,056	(332,010)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 237,393	$ 211,572	$ 195,113	$ 149,630